1933 Act File No.   333-23871
1940 Act File No.   811-6165

                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                 FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     MUNICIPAL SECURITIES INCOME TRUST
            (Exact Name of Registrant as Specified in Charter)

                        Pre-Effective Amendment No.
                   ----                             ----
                    X  Post-Effective Amendment No.  1
                   - -                              - -

                              (412) 288-1900
                     (Area Code and Telephone Number)

                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                        JOHN W. MCGONIGLE, ESQUIRE
                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)


It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice of the Registrant for the fiscal year ended August 31, 1995 was filed on October 16, 1995 and filed the Notice required by Rule 24e-2 for its fiscal year ended August 31, 1996 on October 15, 1996.

                                 Copy to:
                        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                            2101 L Street, N.W.
                          Washington, D.C.  20037


                           CROSS REFERENCE SHEET
          PURSUANT TO ITEM 1(A) OF FORM N-14 SHOWING LOCATION IN
              PROSPECTUS OF INFORMATION REQUIRED BY FORM N-14


Item of Part A of Form N-14 and Caption or Location in
Caption                         Prospectus

1.Beginning of Registration
  Statement and Outside Front   Cross Reference Sheet;
  Cover Page of Prospectus      Cover Page

2.Beginning and Outside Back
  Cover Page of Prospectus      Table of Contents

3.Fee Table, Synopsis Information       Summary of Expenses; Summary;
  and Risk Factors              Risk Factors
4.Information About the         Information About the
  Transaction                   Reorganization

5.Information About the         Information About the Federated
  Registrant                    Fund, and the William Penn Portfolio

6.Information About the         Information About the Federated Fund
  Company Being Acquired        and the William Penn Portfolio

7.Voting Information            Voting Information

8.Interest of Certain Persons
  and Experts                   Not Applicable

9.Additional Information
  Required for Reoffering by
  Persons Deemed to be
  Underwriters                  Not Applicable


Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Definitive Registration Statement filed on Form N-14 on April 28, 1997 (File Nos. 333-23871 and 811-6165).



                        PART C - OTHER INFORMATION
Item 15.  Indemnification
        Indemnification is provided to trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust, except where such indemnification is not permitted by law. However, the Declaration of Trust does not protect the trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.
        Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").
        Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
        Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits
1.1  Conformed Copy of Declaration of Trust of the Registrant (1)

1.2  Conformed Copy of Amendment No. 1 (dated August 26, 1991) to
Declaration of
Trust (2)

1.3  Conformed Copy of Amendment No. 2 (dated August 6, 1990) to
Declaration of
Trust (3)

1.4  Conformed Copy of Amendment No. 3 (dated August 31, 1992) to
Declaration of
Trust (4)

1.5  Conformed Copy of Amendment No. 4 (dated September 17, 1992) to
Declaration of
Trust (4)

1.6  Conformed Copy of Amendment No. 5 (dated February 4, 1993) to
Declaration of
Trust (5)

1.7 Conformed Copy of Amendment No. 6 (dated May 24, 1993) to Declaration of
Trust (6)

2.1  Bylaws of the Registrant(1)

3    Not Applicable

4    Agreement and Plan of Reorganization dated as of March 25, 1997, between William Penn Interest Income Fund, a Pennsylvania common law trust, on behalf of its portfolio, New York Tax-Free Income Portfolio, and Municipal Securities Income Trust, a Massachusetts business trust, on behalf of its portfolio Federated New York Municipal Income Fund(13)

5    Copy of Specimen Certificate for Shares of Beneficial Interest of the
Registrant(7)

6.1  Conformed Copy of Investment Advisory Contract of the Registrant(4)

6.2  Conformed Copies of Amendments to the Investment Advisory Contract(8)

7.1  Conformed Copy of Distributor's Contract of the Registrant(4)

7.2  Conformed Copy of Amendment to Distributor's Contract(8)

7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8    Not Applicable

9    Conformed Copy of Custodian Agreement of the Registrant(9)

10.1 Conformed Copy of Rule 12b-1 Plan of the Registrant(10)

10.2 Copy of Rule 12b-1 Agreement of the Registrant(4)

10.3 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)

10.4 The responses described in Item 16 (7.4) are hereby incorporated by reference

11   Opinion of S. Elliott Cohan, Deputy General Counsel, Federated
Investors regarding legality of shares being issued(12)

12   Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization*

13.1 Conformed Copy of Agreement for Fund Accounting Services,
Administrative Services, Transfer Agency Services and Custody Services Procurement(7)

13.2 Conformed Copy of Shareholder Services Agreement(11)
13.3 The responses described in Item 16 (7.4) and Item 16 (10.3) are hereby incorporated by reference
13.4 With regard to Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholders Services Subcontract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).
14.1 Conformed copy of Consent of Independent Auditors of the Registrant, Deloitte & Touche LLP*

14.2 Conformed copy of Consent of Independent Auditors of New York Tax-Free Income Portfolio, Ernst & Young LLP*

15   Not Applicable

16   Conformed Copy of Power of Attorney(12)

17.1 Declaration under Rule 24f-2(12)

17.2 Form of Proxy of New York Tax-Free Income Portfolio(13)

*    Filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File
Nos. 33-36729 and 811-6165)

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on October 28, 1991. (File Nos. 33-36729 and 811-6165)
(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on January 24, 1992. (File Nos. 33-36729 and 811-6165)

(4)  Response is incorporated by reference to Registrant's Post-Effective
Amendment
No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and
811-6165)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed March 24, 1993. (File Nos. 33-36729 and 811-6165)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on July 2, 1993. (File Nos. 33-36729 and 811-6165)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File
Nos. 33-36729 and 811-6165)

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on October 28, 1993. (File
Nos. 33-36729 and 811-6165)

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File
Nos. 33-36729 and 811-6165)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on May 17, 1993. (File Nos. 33-36729 and 811-6165)
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 30, 1994. (File
Nos. 33-36729 and 811-6165)

(12) Response is incorporated by reference to Registrant's Initial filing on Form N-14 filed on March 25, 1997. (File Nos. 333-23871 and 811-6165)

(13) Response is incorporated by reference to Registrant's Definitive filing on Form N-14 filed on April 28, 1997. (File Nos. 333-23871 and 811-6165)



Item 17.  Undertakings
        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, the Registrant, Municipal Securities Income Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on June 6, 1997.

                           MUNICIPAL SECURITIES INCOME TRUST

                           (Registrant)

                           By:               *
                                Richard B. Fisher
                                President


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on
June 6, 1997:

               *               Chairman and Trustee
                               John F. Donahue
                               (Chief Executive Officer)


               *               President
                               Richard B. Fisher


               *               Executive Vice President and Trustee
                               J. Christopher Donahue




               *               Treasurer, Executive Vice President, and
                               Secretary
                               John W. McGonigle
                               (Principal Financial and
                               Accounting Officer)


               *               Trustee
                               Thomas G. Bigley


               *               Trustee
                               John T. Conroy, Jr.

               *               Trustee
                               William J. Copeland


               *               Trustee
                               James E. Dowd


               *               Trustee
                               Lawrence D. Ellis, M.D.

               *               Trustee
                               Edward L. Flaherty, Jr.


               *               Trustee
                               Peter E. Madden


               *               Trustee
                               Gregor F. Meyer


               *               Trustee
                               John E. Murray, Jr., J.D., S.J.D.




             *                 Trustee
                               Wesley W. Posvar


             *                 Trustee
                               Marjorie P. Smuts

1* By: /s/ S. Elliott Cohan
      Attorney in Fact